Content:
Pages
Contact Information:
Statement to Certificate Holders
2
Analyst:
Vamsi Kaipa
714.259.6252
Statement to Certificate Holders (Factors)
3
vamsi.kaipa@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
4
Administrator:
Kim Sturm
312.904.4373
Pool Detail and Performance Indicators
5
kimberly.sturm@abnamro.com
Bond Interest Reconciliation Part I
6
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part II
7
Bond Principal Reconciliation
8
Rating Information
9
Outside Parties To The Transaction
15 Month Loan Status Summary Part I
10
15 Month Loan Status Summary Part II
11
15 Month Historical Payoff Summary
12
Prepayment Summary
13
Mortgage Loan Characteristics Part I
14
Mortgage Loan Characteristics Part II
15-17
Geographic Concentration
18
Current Period Realized Loss Detail
19
Historical Realized Loss Summary
20
Realized Loss Summary
21
Material Breaches Detail
22
Modified Loan Detail
23
Historical Collateral Level REO Report
24
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
ABN AMRO Acct : 723718.1
Payment Date:
25-Jul-06
Prior Payment:
26-Jun-06
Next Payment:
25-Aug-06
Record Date:
30-Jun-06
Issuer: Deutsche Bank Securities Inc.
Distribution Count:
Depositor: ACE Securities Corp
2
Underwriter: Deutsche Bank Securities Inc.
Closing Date:
31-May-06
Master Servicer: ABN AMRO LaSalle Bank N.A.
First Pay. Date:
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
26-Jun-06
Rated Final
Payment Date:
25-Feb-31
24-Jul-2006 14:48
(c) 2006 LaSalle Bank N.A.

A
004406AA2
352,607,000.00
342,489,316.78
9,648,614.73
0.00
0.00
332,840,702.05
1,504,312.97
0.00
5.4525000000%
CE
111363792
316.00
316.00
0.00
0.00
0.00
316.00
850,561.91
850,561.91
N/A
G
111363818
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R
111363800
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
352,607,316.00
342,489,632.78
9,648,614.73
0.00
0.00
332,841,018.05
2,354,874.88
850,561.91
Total P&I Payment
12,003,489.61
Current Realized
Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Interest
Adjustment
Bond Payments
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

A
004406AA2
352,607,000.00
971.306062500
27.363650551
0.000000000
0.000000000
943.942411949
4.266259518
0.000000000
5.51500000%
CE
111363792
316.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
2691651.613924050
2691651.613924050
N/A
G
111363818
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R
111363800
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
* Per $1,000 of Original Face Value ** Estimated
ACE Securities Corp.
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 25-Jul-06
Series 2006-GP1
Home Equity Loan Trust,
Bond Payments
Current Realized
Loss *
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal Payment
*
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Net WAC Rate Carryover Reserve Account
Interest Summary
Principal Summary
Beginning Balance
1,000.00
Scheduled Interest
2,531,651.30
Scheduled Prin Distribution
1,507,944.20
Withdrawal from Trust
0.00
Fees
176,776.41
Curtailments
(2,903,388.76)
Reimbursement from Waterfall
0.00
Remittance Interest
2,354,874.89
Prepayments in Full
11,044,059.29
Ending Balance
1,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
0.00
Repurchase Proceeds
0.00
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Other Interest Proceeds
0.00
Remittance Principal
9,648,614.73
Non-advancing Interest
0.00
Net PPIS/Relief Act Shortfall
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
0.00
Interest Adjusted
2,354,874.89
Fee Summary
Total Servicing Fees
131,391.86
Extraordinary Trust Fund Expense
0.00
Total Trustee Fees
0.00
LPMI Fees
0.00
Credit Manager's Fees
2,573.39
Misc. Fees / Trust Expense
0.00
Insurance Premium
42,811.16
Total Fees
176,776.41
Advances (Principal & Interest)
Prior Month's Outstanding Advances
N/A
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
N/A
P&I Due Certificate Holders
12,003,489.62
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Cash Reconciliation Summary
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
352,607,315.93
6,277
3 mo. Rolling Average
956,154
338,294,507
0.28%
WAC - Remit Current
N/A
8.48%
8.48%
Cum Scheduled Principal
3,252,652.25
6 mo. Rolling Average
956,154
338,294,507
0.28%
WAC - Remit Original
N/A
8.26%
8.26%
Cum Unscheduled Principal
15,884,463.55
12 mo. Rolling Average
956,154
338,294,507
0.28%
WAC - Current
N/A
9.01%
9.01%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
N/A
8.88%
8.88%
Cum Deferred Interest
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
N/A
N/A
N/A
6 mo. Cum loss
0.00
0
WAL - Original
N/A
194.97
194.97
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
343,118,814.86
6,139
97.31%
Current Index Rate
Scheduled Principal
1,507,944.20
0.43%
Triggers
Next Index Rate
Unscheduled Principal
8,140,670.53
160
2.31%
Deferred Interest
0.00
0.00%
> Delinquency Trigger Event
(2)
NO
OC Deficiency Amount
0.00
Liquidations
0.00
0
0.00%
Delinquency Event Calc
(1)
1,114,130.84
333,470,200
0.33%
Cum OC Deficiency Amount
0.00
Repurchases
0.00
0
0.00%
OC Reduction Amount
N/A
Ending Pool
333,470,200.13
5,979
94.57%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
55,773.57
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
2
Properties
%/Score
Net Liquidation
0.00
Credit Enhancement %
(4)
0.19%
Cut-off LTV
87.14%
Step Down %
(5)
5.10%
Cash Out/Refinance
56.96%
Credit Enhancement
Amount
%
% of Credit Enhancement %
(6)
4.00%
SFR
61.92%
Original OC
315.93
0.00%
> Step Down Date?
NO
Target OC
8,991,486.56
2.55%
Min
Max
WA
Beginning OC
315.93
0.00%
> Rapid Amortization Event
NO
FICO
606
817
712.52
Required OC Amount
8,991,486.56
2.55%
Ending OC
315.93
0.00%
Additional Balances
Mezz Certificates
N/A
N/A
Additional Balance Advance Amt
0.00
Draw Rate
1.1416%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Pool Detail and Performance Indicators Total(All Loans)
Misc/Additional Information
Pool Level Information
5.322500%
5.385000%
Balance
307,255,109.85
200,861,947.88
3,899,754.10
Legend:(1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
218,346,343.00
Owner Occupied
291,609,534.59
82.70%
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

A
Act/360
29
342,489,316.78
5.452500000%
1,504,312.97
0.00
0.00
1,504,312.97
1,504,312.97
0.00
0.00
0.00
0.00
No
CE
316.00
N/A
0.00
850,561.91
0.00
850,561.91
850,561.91
0.00
0.00
0.00
0.00
No
G
Act/360
29
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
R
30
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
Total
342,489,632.78
1,504,312.97
850,561.91
0.00
2,354,874.88
2,354,874.88
0.00
0.00
0.00
0.00
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Interest Payment
Amount
Remaining Int
Carry-Forward
Shortfall
Current Period
(Shortfall) /
Recovery
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Net WAC Rate
Carryover
Reserve
Account
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Class
Accrual
Certificate
Interest
Distribution Date: 25-Jul-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate
Interest
Bond Interest Reconciliation - Part I
Opening Balance
- - Accrual - -
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
- - - - - - - - Outstanding - - - - - - - -
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

A
24-Jul-06
26-Jun-06
25-Jul-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
CE
30-Jun-06
1-Jun-06
1-Jul-06
0.00
0.00
0.00
0.00
0.00
850,561.91
0.00
0.00
0.00
G
30-Jun-06
26-Jun-06
25-Jul-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
30-Jun-06
1-Jun-06
1-Jul-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
0.00
850,561.91
0.00
0.00
0.00
Prior Interest Due
Date
Current Interest
Due Date
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Class
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prior Int Carry-Fwd
Shortfall
Distribution Date: 25-Jul-06
Home Equity Loan Trust,
Series 2006-GP1
ACE Securities Corp.
Current Int Carry-
Fwd Shortfall
(2)
Net WAC Rate
Carryover Reserve
Account
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation - Part II
Other Interest
Losses
Prepayment
Premiums
Record Date
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

A
352,607,000.00
342,489,316.78
9,648,614.73
0.00
0.00
0.00
0.00
0.00
0.00
332,840,702.05
25-Feb-31
N/A
N/A
CE
316.00
316.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
316.00
25-Feb-31
N/A
N/A
G
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-31
N/A
N/A
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Feb-31
N/A
N/A
Total
352,607,316.00
342,489,632.78
9,648,614.73
0.00
0.00
0.00
0.00
0.00
0.00
332,841,018.05
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
Bond Principal Reconciliation
Unscheduled
Principal
Payment
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 25-Jul-06
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
G
111363818
NR
NR
NR
NR
A
004406AA2
NR
Aaa
NR
AAA
CE
111363792
NR
NR
NR
NR
Ratings Information
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
DBRS
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - Original Ratings - - - - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - -
Distribution Date: 25-Jul-06
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Jul-06
5,938
330,624,098
22
1,731,971
8
422,938
11
691,193
0
0
0
0
0
0
26-Jun-06
6,095
341,324,639
18
995,999
13
798,177
0
0
0
0
0
0
0
0
25-Jul-06
99.31%
99.15%
0.37%
0.52%
0.13%
0.13%
0.18%
0.21%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
26-Jun-06
99.49%
99.48%
0.29%
0.29%
0.21%
0.23%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Delinq 2 Months
Distribution Date: 25-Jul-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Total(All Loans)
Total(All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Jul-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
26-Jun-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Jul-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
26-Jun-06
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total(All Loans)
Total(All Loans)
61-90 Days
90 + Days
Current
31-60 Days
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Jul-06
5,979
333,470,200
160
11,044,059
0.00
0.00
0.00
0
0
0
8.85%
8.39%
26-Jun-06
6,126
343,118,815
151
11,482,675
0.00
0.00
0.00
0
0
195
9.30%
8.80%
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total(All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
3.23%
3-Month Average
3.25%
6-Month Average
3.25%
12-Month Average
3.25%
Average Since Cut-Off
3.25%
CPR (Conditional Prepayment Rate)
Total
Current Period
32.59%
3-Month Average
32.75%
6-Month Average
32.75%
12-Month Average
32.75%
Average Since Cut-Off
32.75%
PSA (Public Securities Association)
Total
Current Period
543%
3-Month Average
546%
6-Month Average
546%
12-Month Average
546%
Average Since Cut-Off
546%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Prepayment Summary
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
0%
229%
457%
686%
914%
1143%
1371%
1600%
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
0
to
18,000
577
10.52%
6,722,449
2.02%
0
to
9,000
624
9.94%
360,288
0.10%
18,000
to
24,000
403
7.35%
8,543,917
2.56%
9,000
to
16,000
377
6.01%
4,761,586
1.35%
24,000
to
30,000
521
9.50%
14,109,605
4.23%
16,000
to
23,000
464
7.39%
9,220,178
2.61%
30,000
to
36,000
437
7.97%
14,433,145
4.33%
23,000
to
30,000
610
9.72%
16,248,193
4.61%
36,000
to
42,000
431
7.86%
16,876,429
5.06%
30,000
to
37,000
527
8.40%
17,627,351
5.00%
42,000
to
48,000
372
6.78%
16,787,169
5.03%
37,000
to
45,000
589
9.38%
24,192,130
6.86%
48,000
to
63,000
860
15.68%
47,363,980
14.20%
45,000
to
59,000
858
13.67%
44,490,552
12.62%
63,000
to
78,000
547
9.97%
38,417,514
11.52%
59,000
to
73,000
622
9.91%
40,730,201
11.55%
78,000
to
93,000
342
6.24%
29,203,293
8.76%
73,000
to
87,000
407
6.48%
32,321,128
9.17%
93,000
to
108,000
310
5.65%
30,859,056
9.25%
87,000
to
101,000
389
6.20%
36,990,224
10.49%
108,000
to
121,000
139
2.53%
15,934,755
4.78%
101,000
to
117,000
185
2.95%
20,191,609
5.73%
121,000
to
500,000
546
9.95%
94,218,937
28.25%
117,000
to
500,000
625
9.96%
105,473,875
29.91%
5,485
100.00%
333,470,248
100.00%
6,277
100.00%
352,607,316
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
7.50%
to
8.50%
3,384
61.70%
210,980,483
63.27%
3.00%
to
5.00%
1,475
23.50%
112,475,249
31.90%
8.50%
to
8.50%
0
0.00%
0
0.00%
5.00%
to
5.69%
0
0.00%
0
0.00%
8.50%
to
8.50%
0
0.00%
0
0.00%
5.69%
to
6.38%
10
0.16%
727,541
0.21%
8.50%
to
8.50%
0
0.00%
0
0.00%
6.38%
to
7.06%
139
2.21%
9,330,295
2.65%
8.50%
to
8.50%
0
0.00%
0
0.00%
7.06%
to
7.75%
926
14.75%
52,366,128
14.85%
8.50%
to
8.50%
0
0.00%
0
0.00%
7.75%
to
8.50%
710
11.31%
41,633,304
11.81%
8.50%
to
8.94%
197
3.59%
17,039,754
5.11%
8.50%
to
8.84%
257
4.09%
12,545,729
3.56%
8.94%
to
9.38%
281
5.12%
18,837,394
5.65%
8.84%
to
9.19%
220
3.50%
9,978,882
2.83%
9.38%
to
9.81%
293
5.34%
19,202,100
5.76%
9.19%
to
9.53%
820
13.06%
34,378,969
9.75%
9.81%
to
10.25%
462
8.42%
22,982,736
6.89%
9.53%
to
9.88%
396
6.31%
26,958,261
7.65%
10.25%
to
10.75%
355
6.47%
24,623,974
7.38%
9.88%
to
10.25%
798
12.71%
33,554,168
9.52%
10.75%
to
13.00%
513
9.35%
19,803,807
5.94%
10.25%
to
12.25%
526
8.38%
18,658,790
5.29%
5,485
100.00%
333,470,248
100.00%
6,277
100.00%
352,607,316
100.00%
Distribution Date: 25-Jul-06
Mortgage Loan Characteristics Part I
Distribution by Current Ending Principal Balance
Distribution by Current Mortgage Rate
Distribution by Cut-off Principal Balance
Distribution by Original Mortgage Rate
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

5,485
333,470,248
100.00%
0.00
9.01%
6,277
352,607,316
100.00%
200.74
7.57%
5,485
333,470,248
100.00%
6,277
352,607,316
100.00%
3,199
206,916,004
62.05%
0.00
8.94%
3,677
218,346,343
61.92%
205.14
7.23%
1,093
66,607,522
19.97%
0.00
8.93%
1,250
70,218,076
19.91%
197.15
7.69%
742
35,304,027
10.59%
0.00
9.18%
847
37,543,899
10.65%
193.50
8.22%
451
24,642,694
7.39%
0.00
9.60%
503
26,498,997
7.52%
184.22
9.17%
5,485
333,470,248
100.00%
6,277
352,607,316
100.00%
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
Total
SF Unattached Dwelling
PUD
Condo - Low Facility
Multifamily
Total
WAMM
WAC
Adjustable
WAC
Property Type
# of
Loans
Ending Balance
% of
Balance
# of
Loans
Ending Balance
% of
Balance
WAMM
Product Type
Distribution by Product Characteristics (Current)
Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
WAMM
WAC
Distribution by Product Characteristics (Cut-off)
Product Type
# of Loans
Original Principal
Balance
% of
Balance
Distribution by Property Types (Current)
Total
Adjustable
Total
Distribution by Property Types (Cut-off)
WAMM
WAC
Property Type
# of Loans
Ending Balance
% of
Balance
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
3,831
269,300,006
80.76%
0.00
8.93%
4,410
285,106,407
80.86%
205.63
7.15%
1,506
57,774,643
17.33%
0.00
9.33%
1,703
60,997,781
17.30%
180.10
9.38%
148
6,395,599
1.92%
0.00
9.45%
164
6,503,128
1.84%
180.00
9.17%
5,485
333,470,248
100.00%
6,277
352,607,316
100.00%
2,600
178,605,146
53.56%
0.00
8.90%
3,028
188,029,010
53.33%
214.93
6.57%
2,636
142,486,169
42.73%
0.00
9.17%
2,979
151,745,368
43.04%
184.24
8.79%
249
12,378,933
3.71%
0.00
8.81%
270
12,832,938
3.64%
187.88
7.87%
5,485
333,470,248
100.00%
6,277
352,607,316
100.00%
Total
Refinance/Equity Takeout
Purchase
Refinance/No Cash Out
Total
Distribution by Loan Purpose (Cut-off)
Loan Purpose
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Refinance/No Cash Out
WAMM
WAC
Refinance/Equity Takeout
Purchase
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
Total
Distribution by Loan Purpose (Current)
Total
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Primary Residence
Non-Owner Occupied
Owner Occupied - Secondary Residence
Distribution by Occupancy Type (Current)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Mortgage Loan Characteristics Part II
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
5,485
333,470,248
100.00%
0.00
9.01%
6,277
352,607,316
100.00%
200.74
7.57%
Greenpoint Mortgage
Greenpoint Mortgage
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)
Originator
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Originator
# of Loans
Ending Balance
% of
Balance
WAMM
WAC
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

WAMM
WAC
California
2,467
190,263,495
57.06%
0
8.91%
New York
297
21,081,540
6.32%
0
9.30%
Florida
370
15,504,123
4.65%
0
9.18%
Virginia
223
12,883,074
3.86%
0
8.88%
Arizona
283
12,329,743
3.70%
0
9.15%
Washington
221
11,129,752
3.34%
0
9.04%
Maryland
157
8,839,028
2.65%
0
9.07%
Nevada
195
8,772,630
2.63%
0
9.15%
Colorado
141
6,652,813
2.00%
0
9.00%
Illinois
142
6,500,610
1.95%
0
9.16%
Remaining
989
39,513,441
11.85%
0
9.20%
WAMM
WAC
California
2,875
201,101,375
57.03%
203
7.09%
New York
324
21,527,262
6.11%
208
8.08%
Florida
423
16,059,049
4.55%
198
8.04%
Virginia
238
13,392,524
3.80%
195
8.13%
Arizona
317
13,385,544
3.80%
203
7.94%
Washington
256
11,529,225
3.27%
196
7.76%
Maryland
181
10,020,925
2.84%
197
8.45%
Nevada
219
9,408,685
2.67%
196
8.12%
Illinois
160
7,141,545
2.03%
190
8.35%
Colorado
161
6,999,818
1.99%
190
8.44%
Remaining
1,123
42,041,364
11.92%
194
8.48%
(1)
Based on Current Period Ending Principal Balance
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Geographic Concentration
Top 10 Current State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Original State Concentration
Geographic Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
California
Virginia
Florida
New York
Illinois
Colorado
Nevada
Maryland
Washington
Arizona
Remaining
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Distribution Date: 25-Jul-06
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Distribution
Date
Beginning
Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan
Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Realized Loss
Realized Loss
Adjusted
Cumulative
Realized Loss
Amt
Cnt
Amt
Cnt
Amt
Cnt
25-Jul-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
0.00
0.00
0.00
26-Jun-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
0.00
- - - - - - - - - - - - Arrearage - - - - - - - - - - - -
Recovery on Prior
Liquidations
Claims on Prior
Liquidations
(Claims)/Recoveries
on Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Historical Realized Loss Summary
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^
12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Realized Loss Summary
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
May-06
Jun-06
Jul-06
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Material Breaches Detail
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Distribution Date: 25-Jul-06
Modified Loan Detail
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.

Distribution Date: 25-Jul-06
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Historical Collateral Level REO Report
ACE Securities Corp.
Home Equity Loan Trust,
Series 2006-GP1
Appraisal
Date
Disclosure
Control #
REO Date
Recent
Appraisal Value
Scheduled
Balance
City
State
Property Type
Actual Balance
24-Jul-2006 14:48

(c) 2006 LaSalle Bank N.A.